STATEMENT OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
OPERATING EXPENSES
General and administrative	$ 182,007	$ 29,484	$ 615,522	$ 31,689	$ 401,950
Franchise tax	8,100	7,700	15,900	7,700	20,800
Total expenses	190,107	37,184	631,422	39,389	422,750
Total other income	37,945		38,657
Income taxes provision
LOSS FROM OPERATIONS	(190,107)	(37,184)	(631,422)	(39,389)	(422,750)
OTHER INCOME
Interest income	37,945		38,657		1,556
Total other income					1,556
NET INCOME ( LOSS)	$ (152,162)	$ (37,184)	$ (592,765)	$ (39,389)	$ (421,194)
Basic and diluted weighted average shares outstanding of redeemable common stock	5,091,196	1,153,846	5,091,196	580,110	2,842,785
Basic and diluted net income (loss) per share outstanding of redeemable common stock	$ (0.02)	$ 1.53	$ (0.09)	$ 3.96	$ 0.51
Basic and diluted weighted average shares outstanding of non-redeemable common stock	1,505,079	1,297,308	1,505,079	1,276,685	1,387,487
Basic and diluted net loss per share of non-redeemable common stock	$ (0.02)	$ (1.39)	$ (0.09)	$ (1.83)	$ (1.34)